Loans (Accruing And Non-Accruing Loans By Class) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,708,582,000	[1],[2]	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]
T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOCOM valuation allowance	34,200,000		34,200,000
Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,796,956,000		8,014,927,000
Commercial Financial And Industrial [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	6,560,892,000		6,207,763,000
Commercial Financial And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,824,347,000		1,394,191,000
Commercial Financial And Industrial [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	411,717,000	[3]	412,973,000	[3]
LOCOM valuation allowance	34,200,000		34,200,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,688,703,000		5,891,546,000
Consumer Real Estate Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	3,226,691,000	[4]	3,690,035,000	[5]
Consumer Real Estate Portfolio Segment [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	2,462,012,000		2,201,511,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,168,235,000		1,378,410,000
Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,109,930,000		1,257,497,000
Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	58,305,000		120,913,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	765,583,000	[4]	828,193,000	[5]
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	289,105,000		284,051,000
Credit Card And Other Portfolio Segment [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	182,609,000		191,992,000
Credit Card And Other Portfolio Segment [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	106,496,000		92,059,000
Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,318,405,000		15,880,438,000
30-89 Days Past Due	80,893,000		110,813,000
90+ Days Past Due	42,250,000		51,776,000
Total Accruing	16,441,548,000		16,043,027,000
Accruing [Member] | Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	8,654,936,000		7,840,848,000
30-89 Days Past Due	18,998,000		11,616,000
90+ Days Past Due	422,000		234,000
Total Accruing	8,674,356,000		7,852,698,000
Accruing [Member] | Commercial Financial And Industrial [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,473,770,000		6,109,008,000
30-89 Days Past Due	17,484,000		11,576,000
90+ Days Past Due	422,000		234,000
Total Accruing	6,491,676,000		6,120,818,000
Accruing [Member] | Commercial Financial And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,822,471,000		1,393,660,000
30-89 Days Past Due	1,514,000		40,000
90+ Days Past Due	0		0
Total Accruing	1,823,985,000		1,393,700,000
Accruing [Member] | Commercial Financial And Industrial [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	358,695,000	[3]	338,180,000	[3]
30-89 Days Past Due	0	[3]	0	[3]
90+ Days Past Due	0	[3]	0	[3]
Total Accruing	358,695,000	[3]	338,180,000	[3]
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,546,697,000		5,744,107,000
30-89 Days Past Due	47,158,000		71,038,000
90+ Days Past Due	30,403,000		37,625,000
Total Accruing	5,624,258,000		5,852,770,000
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,137,361,000	[4]	3,598,926,000	[5]
30-89 Days Past Due	29,704,000	[4]	44,728,000	[5]
90+ Days Past Due	21,446,000	[4]	25,978,000	[5]
Total Accruing	3,188,511,000	[4]	3,669,632,000	[5]
Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,409,336,000		2,145,181,000
30-89 Days Past Due	17,454,000		26,310,000
90+ Days Past Due	8,957,000		11,647,000
Total Accruing	2,435,747,000		2,183,138,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,118,130,000		1,252,960,000
30-89 Days Past Due	4,535,000		10,485,000
90+ Days Past Due	0		0
Total Accruing	1,122,665,000		1,263,445,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,072,436,000		1,178,708,000
30-89 Days Past Due	4,535,000		9,610,000
90+ Days Past Due	0		0
Total Accruing	1,076,971,000		1,188,318,000
Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	45,694,000		74,252,000
30-89 Days Past Due	0		875,000
90+ Days Past Due	0		0
Total Accruing	45,694,000		75,127,000
Accruing [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	715,425,000	[4]	764,388,000	[5]
30-89 Days Past Due	7,845,000	[4]	15,401,000	[5]
90+ Days Past Due	9,592,000	[4]	12,415,000	[5]
Total Accruing	732,862,000	[4]	792,204,000	[5]
Accruing [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	283,217,000		278,135,000
30-89 Days Past Due	2,357,000		2,273,000
90+ Days Past Due	1,833,000		1,502,000
Total Accruing	287,407,000		281,910,000
Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	179,171,000		188,702,000
30-89 Days Past Due	1,731,000		1,868,000
90+ Days Past Due	1,707,000		1,422,000
Total Accruing	182,609,000		191,992,000
Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	104,046,000		89,433,000
30-89 Days Past Due	626,000		405,000
90+ Days Past Due	126,000		80,000
Total Accruing	104,798,000		89,918,000
Non Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	94,070,000		125,115,000
30-89 Days Past Due	11,750,000		25,201,000
90+ Days Past Due	161,214,000		203,784,000
Total Non-Accruing	267,034,000	[6]	354,100,000
Non Accruing [Member] | Commercial Financial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	28,553,000		42,396,000
30-89 Days Past Due	3,631,000		12,938,000
90+ Days Past Due	90,416,000		106,895,000
Total Non-Accruing	122,600,000		162,229,000
Non Accruing [Member] | Commercial Financial And Industrial [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	28,553,000		42,396,000
30-89 Days Past Due	3,631,000		12,938,000
90+ Days Past Due	37,032,000		31,611,000
Total Non-Accruing	69,216,000		86,945,000
Non Accruing [Member] | Commercial Financial And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	362,000		491,000
Total Non-Accruing	362,000		491,000
Non Accruing [Member] | Commercial Financial And Industrial [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0	[3]	0	[3]
30-89 Days Past Due	0	[3]	0	[3]
90+ Days Past Due	53,022,000	[3]	74,793,000	[3]
Total Non-Accruing	53,022,000	[3]	74,793,000	[3]
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,526,000		22,227,000
30-89 Days Past Due	4,657,000		2,437,000
90+ Days Past Due	17,262,000		14,112,000
Total Non-Accruing	64,445,000		38,776,000
Discharged Bankruptcy Loan	30,700,000
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	25,254,000	[4]	10,446,000	[5]
30-89 Days Past Due	2,263,000	[4]	1,079,000	[5]
90+ Days Past Due	10,663,000	[4]	8,878,000	[5]
Total Non-Accruing	38,180,000	[4]	20,403,000	[5]
Non Accruing [Member] | Consumer Real Estate Portfolio Segment [Member] | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	17,272,000		11,781,000
30-89 Days Past Due	2,394,000		1,358,000
90+ Days Past Due	6,599,000		5,234,000
Total Non-Accruing	26,265,000		18,373,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	9,867,000		45,421,000
30-89 Days Past Due	920,000		9,484,000
90+ Days Past Due	34,783,000		60,060,000
Total Non-Accruing	45,570,000		114,965,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	8,336,000		20,272,000
30-89 Days Past Due	920,000		2,125,000
90+ Days Past Due	23,703,000		46,782,000
Total Non-Accruing	32,959,000		69,179,000
Non Accruing [Member] | Commercial Real Estate Portfolio Segment [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,531,000		25,149,000
30-89 Days Past Due	0		7,359,000
90+ Days Past Due	11,080,000		13,278,000
Total Non-Accruing	12,611,000		45,786,000
Non Accruing [Member] | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	11,426,000	[4]	15,066,000	[5]
30-89 Days Past Due	2,542,000	[4]	342,000	[5]
90+ Days Past Due	18,753,000	[4]	20,581,000	[5]
Total Non-Accruing	32,721,000	[4]	35,989,000	[5]
Discharged Bankruptcy Loan	11,600,000
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,698,000		5,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		2,136,000
Total Non-Accruing	1,698,000		2,141,000
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
30-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total Non-Accruing	0		0
Non Accruing [Member] | Credit Card And Other Portfolio Segment [Member] | Other Consumer Loans Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,698,000		5,000
30-89 Days Past Due	0		0
90+ Days Past Due	0		2,136,000
Total Non-Accruing	$ 1,698,000		$ 2,141,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Total TRUPs includes LOCOM valuation allowance of $34.2 million.
[4]	Includes restricted real estate loans and secured borrowings.
[5]	Includes restricted real estate loans and secured borrowings
[6]	The non-accruing balance as of December 31, 2012 includes $30.7 million of HELOC and R/E installment nonperforming loans, and $11.6 million of permanent mortgage nonperforming loans related to discharged bankruptcies. Approximately 80 percent of these nonperforming loans are current.